Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement ("ASC 820"), various inputs are used in determining the value of the Funds' investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds' investments under the fair value hierarchy levels as of September 30, 2022:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$1,073,376	$-	$1,073,376
Exchange-Traded Funds	342,952	-	-	342,952
Total Assets	$342,952	$1,073,376	$-	$1,416,328
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$775,999	$-	$775,999

Total Liabilities	$-	$775,999	$-	$775,999

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$1,630,749	$-	$1,630,749
Exchange-Traded Funds	544,754	-	-	544,754
Total Assets	$544,754	$1,630,749	$-	$2,175,503
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$1,230,355	$-	$1,230,355
Total Liabilities	$-	$1,230,355	$-	$1,230,355

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$1,010,485	$-	$1,010,485
Exchange-Traded Funds	360,115	-	-	360,115
Total Assets	$360,115	$1,010,485	$-	$1,370,600
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$728,301	$-	$728,301
Total Liabilities	$-	$728,301	$-	$728,301

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Jun

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$1,237,322	$-	$1,237,322
Exchange-Traded Funds	424,549	-	-	424,549

Total Assets	$424,549	$1,237,322	$-	$1,661,871
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$983,290	$-	$983,290

Total Liabilities	$-	$983,290	$-	$983,290

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$1,220,366	$-	$1,220,366
Exchange-Traded Funds	409,638	-	-	409,638

Total Assets	$409,638	$1,220,366	$-	$1,630,004
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$888,241	$-	$888,241

Total Liabilities	$-	$888,241	$-	$888,241

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$1,169,050	$-	$1,169,050
Exchange-Traded Funds	390,078	-	-	390,078

Total Assets	$390,078	$1,169,050	$-	$1,559,128
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$835,043	$-	$835,043

Total Liabilities	$-	$835,043	$-	$835,043

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$904,134	$-	$904,134
Exchange-Traded Funds	283,681	-	-	283,681

Total Assets	$283,681	$904,134	$-	$1,187,815
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$655,359	$-	$655,359

Total Liabilities	$-	$655,359	$-	$655,359

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,374,751	$-	$1,374,751
Exchange-Traded Funds	463,813	-	-	463,813
Total Assets	$463,813	$1,374,751	$-	$1,838,564
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,038,296	$-	$1,038,296

Total Liabilities	$-	$1,038,296	$-	$1,038,296

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$887,571	$-	$887,571
Exchange-Traded Funds	313,630	-	-	313,630
Total Assets	$313,630	$887,571	$-	$1,201,201
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$636,372	$-	$636,372

Total Liabilities	$-	$636,372	$-	$636,372

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,013,387	$-	$1,013,387
Exchange-Traded Funds	341,523	-	-	341,523
Total Assets	$341,523	$1,013,387	$-	$1,354,910
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$804,031	$-	$804,031

Total Liabilities	$-	$804,031	$-	$804,031

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,016,930	$-	$1,016,930
Exchange-Traded Funds	341,422	-	-	341,422
Total Assets	$341,422	$1,016,930	$-	$1,358,352
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$760,830	$-	$760,830

Total Liabilities	$-	$760,830	$-	$760,830

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,009,725	$-	$1,009,725
Exchange-Traded Funds	342,263	-	-	342,263
Total Assets	$342,263	$1,009,725	$-	$1,351,988
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$733,957	$-	$733,957

Total Liabilities	$-	$733,957	$-	$733,957

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,172,706	$-	$1,172,706
Exchange-Traded Funds	337,896	-	-	337,896
Total Assets	$337,896	$1,172,706	$-	$1,510,602
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$998,263	$-	$998,263

Total Liabilities	$-	$998,263	$-	$998,263

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,125,550	$-	$1,125,550
Exchange-Traded Funds	340,277	-	-	340,277
Total Assets	$340,277	$1,125,550	$-	$1,465,827
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$931,823	$-	$931,823

Total Liabilities	$-	$931,823	$-	$931,823

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,156,757	$-	$1,156,757
Exchange-Traded Funds	337,368	-	-	337,368
Total Assets	$337,368	$1,156,757	$-	$1,494,125
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$924,716	$-	$924,716

Total Liabilities	$-	$924,716	$-	$924,716

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,048,488	$-	$1,048,488
Exchange-Traded Funds	346,727	-	-	346,727
Total Assets	$346,727	$1,048,488	$-	$1,395,215
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$830,839	$-	$830,839

Total Liabilities	$-	$830,839	$-	$830,839

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,078,516	$-	$1,078,516
Exchange-Traded Funds	338,037	-	-	338,037
Total Assets	$338,037	$1,078,516	$-	$1,416,553
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$801,262	$-	$801,262

Total Liabilities	$-	$801,262	$-	$801,262

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,111,805	$-	$1,111,805
Exchange-Traded Funds	338,494	-	-	338,494
Total Assets	$338,494	$1,111,805	$-	$1,450,299
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$804,060	$-	$804,060

Total Liabilities	$-	$804,060	$-	$804,060

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,131,909	$-	$1,131,909
Exchange-Traded Funds	337,240	-	-	337,240
Total Assets	$337,240	$1,131,909	$-	$1,469,149
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$822,408	$-	$822,408

Total Liabilities	$-	$822,408	$-	$822,408

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,060,519	$-	$1,060,519
Exchange-Traded Funds	338,351	-	-	338,351
Total Assets	$338,351	$1,060,519	$-	$1,398,870
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$807,434	$-	$807,434

Total Liabilities	$-	$807,434	$-	$807,434

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,012,634	$-	$1,012,634
Exchange-Traded Funds	337,196	-	-	337,196
Total Assets	$337,196	$1,012,634	$-	$1,349,830
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$741,204	$-	$741,204

Total Liabilities	$-	$741,204	$-	$741,204

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,302,979	$-	$1,302,979
Exchange-Traded Funds	337,896	-	-	337,896
Total Assets	$337,896	$1,302,979	$-	$1,640,875
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,096,841	$-	$1,096,841

Total Liabilities	$-	$1,096,841	$-	$1,096,841

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,229,678	$-	$1,229,678
Exchange-Traded Funds	340,335	-	-	340,335
Total Assets	$340,335	$1,229,678	$-	$1,570,013
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,018,376	$-	$1,018,376

Total Liabilities	$-	$1,018,376	$-	$1,018,376

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,237,615	$-	$1,237,615
Exchange-Traded Funds	337,368	-	-	337,368
Total Assets	$337,368	$1,237,615	$-	$1,574,983
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$997,122	$-	$997,122

Total Liabilities	$-	$997,122	$-	$997,122

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,196,293	$-	$1,196,293
Exchange-Traded Funds	359,527	-	-	359,527
Total Assets	$359,527	$1,196,293	$-	$1,555,820
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$945,091	$-	$945,091

Total Liabilities	$-	$945,091	$-	$945,091

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,138,258	$-	$1,138,258
Exchange-Traded Funds	338,037	-	-	338,037
Total Assets	$338,037	$1,138,258	$-	$1,476,295
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$851,451	$-	$851,451

Total Liabilities	$-	$851,451	$-	$851,451

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,164,033	$-	$1,164,033
Exchange-Traded Funds	338,494	-	-	338,494
Total Assets	$338,494	$1,164,033	$-	$1,502,527
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$848,742	$-	$848,742

Total Liabilities	$-	$848,742	$-	$848,742

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,181,621	$-	$1,181,621
Exchange-Traded Funds	337,241	-	-	337,241
Total Assets	$337,241	$1,181,621	$-	$1,518,862
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$863,992	$-	$863,992

Total Liabilities	$-	$863,992	$-	$863,992

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,146,798	$-	$1,146,798
Exchange-Traded Funds	336,409	-	-	336,409
Total Assets	$336,409	$1,146,798	$-	$1,483,207
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$863,257	$-	$863,257

Total Liabilities	$-	$863,257	$-	$863,257

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,093,042	$-	$1,093,042
Exchange-Traded Funds	337,196	-	-	337,196
Total Assets	$337,196	$1,093,042	$-	$1,430,238
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$791,509	$-	$791,509

Total Liabilities	$-	$791,509	$-	$791,509

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,166,076	$-	$1,166,076
Exchange-Traded Funds	337,896	-	-	337,896
Total Assets	$337,896	$1,166,076	$-	$1,503,972
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,001,618	$-	$1,001,618

Total Liabilities	$-	$1,001,618	$-	$1,001,618

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,121,581	$-	$1,121,581
Exchange-Traded Funds	340,277	-	-	340,277
Total Assets	$340,277	$1,121,581	$-	$1,461,858
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$934,057	$-	$934,057

Total Liabilities	$-	$934,057	$-	$934,057

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,163,888	$-	$1,163,888
Exchange-Traded Funds	337,368	-	-	337,368
Total Assets	$337,368	$1,163,888	$-	$1,501,256
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$931,037	$-	$931,037

Total Liabilities	$-	$931,037	$-	$931,037

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,052,566	$-	$1,052,566
Exchange-Traded Funds	349,692	-	-	349,692
Total Assets	$349,692	$1,052,566	$-	$1,402,258
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$838,786	$-	$838,786

Total Liabilities	$-	$838,786	$-	$838,786

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,125,175	$-	$1,125,175
Exchange-Traded Funds	338,037	-	-	338,037
Total Assets	$338,037	$1,125,175	$-	$1,463,212
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$838,272	$-	$838,272

Total Liabilities	$-	$838,272	$-	$838,272

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,189,660	$-	$1,189,660
Exchange-Traded Funds	338,493	-	-	338,493
Total Assets	$338,493	$1,189,660	$-	$1,528,153
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$867,470	$-	$867,470

Total Liabilities	$-	$867,470	$-	$867,470

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,206,401	$-	$1,206,401
Exchange-Traded Funds	337,240	-	-	337,240
Total Assets	$337,240	$1,206,401	$-	$1,543,641
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$893,547	$-	$893,547

Total Liabilities	$-	$893,547	$-	$893,547

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,091,071	$-	$1,091,071
Exchange-Traded Funds	337,192	-	-	337,192
Total Assets	$337,192	$1,091,071	$-	$1,428,263
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$836,637	$-	$836,637

Total Liabilities	$-	$836,637	$-	$836,637

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,067,591	$-	$1,067,591
Exchange-Traded Funds	337,403	-	-	337,403
Total Assets	$337,403	$1,067,591	$-	$1,404,994
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$789,991	$-	$789,991

Total Liabilities	$-	$789,991	$-	$789,991

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,167,656	$-	$1,167,656
Exchange-Traded Funds	337,896	-	-	337,896
Total Assets	$337,896	$1,167,656	$-	$1,505,552
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,002,503	$-	$1,002,503

Total Liabilities	$-	$1,002,503	$-	$1,002,503

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,126,261	$-	$1,126,261
Exchange-Traded Funds	340,278	-	-	340,278
Total Assets	$340,278	$1,126,261	$-	$1,466,539
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$936,621	$-	$936,621

Total Liabilities	$-	$936,621	$-	$936,621

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,166,186	$-	$1,166,186
Exchange-Traded Funds	337,368	-	-	337,368
Total Assets	$337,368	$1,166,186	$-	$1,503,554
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$932,422	$-	$932,422

Total Liabilities	$-	$932,422	$-	$932,422

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,056,157	$-	$1,056,157
Exchange-Traded Funds	338,444	-	-	338,444
Total Assets	$338,444	$1,056,157	$-	$1,394,601
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$835,661	$-	$835,661

Total Liabilities	$-	$835,661	$-	$835,661

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,146,861	$-	$1,146,861
Exchange-Traded Funds	338,036	-	-	338,036
Total Assets	$338,036	$1,146,861	$-	$1,484,897
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$850,763	$-	$850,763

Total Liabilities	$-	$850,763	$-	$850,763

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,180,217	$-	$1,180,217
Exchange-Traded Funds	338,494	-	-	338,494
Total Assets	$338,494	$1,180,217	$-	$1,518,711
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$859,579	$-	$859,579

Total Liabilities	$-	$859,579	$-	$859,579

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,218,185	$-	$1,218,185
Exchange-Traded Funds	337,241	-	-	337,241
Total Assets	$337,241	$1,218,185	$-	$1,555,426
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$901,591	$-	$901,591

Total Liabilities	$-	$901,591	$-	$901,591

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,092,417	$-	$1,092,417
Exchange-Traded Funds	336,410	-	-	336,410
Total Assets	$336,410	$1,092,417	$-	$1,428,827
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$836,341	$-	$836,341

Total Liabilities	$-	$836,341	$-	$836,341

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,066,247	$-	$1,066,247
Exchange-Traded Funds	337,168	-	-	337,168
Total Assets	$337,168	$1,066,247	$-	$1,403,415
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$788,260	$-	$788,260

Total Liabilities	$-	$788,260	$-	$788,260

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,130,027	$-	$1,130,027
Exchange-Traded Funds	337,896	-	-	337,896
Total Assets	$337,896	$1,130,027	$-	$1,467,923
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$977,901	$-	$977,901

Total Liabilities	$-	$977,901	$-	$977,901

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,170,310	$-	$1,170,310
Exchange-Traded Funds	353,103	-	-	353,103
Total Assets	$353,103	$1,170,310	$-	$1,523,413
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$975,362	$-	$975,362

Total Liabilities	$-	$975,362	$-	$975,362

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,157,275	$-	$1,157,275
Exchange-Traded Funds	337,368	-	-	337,368
Total Assets	$337,368	$1,157,275	$-	$1,494,643
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$929,237	$-	$929,237

Total Liabilities	$-	$929,237	$-	$929,237

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,048,869	$-	$1,048,869
Exchange-Traded Funds	338,444	-	-	338,444
Total Assets	$338,444	$1,048,469	$-	$1,387,313
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$829,044	$-	$829,044

Total Liabilities	$-	$829,044	$-	$829,044

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,091,953	$-	$1,091,953
Exchange-Traded Funds	338,037	-	-	338,037
Total Assets	$338,037	$1,091,953	$-	$1,429,990
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$814,321	$-	$814,321

Total Liabilities	$-	$814,321	$-	$814,321

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,135,685	$-	$1,135,685
Exchange-Traded Funds	338,494	-	-	338,494
Total Assets	$338,494	$1,135,685	$-	$1,474,179
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$835,653	$-	$835,653

Total Liabilities	$-	$835,653	$-	$835,653

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,159,719	$-	$1,159,719
Exchange-Traded Funds	337,241	-	-	337,241
Total Assets	$337,241	$1,159,719	$-	$1,496,960
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$867,193	$-	$867,193

Total Liabilities	$-	$867,193	$-	$867,193

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,079,229	$-	$1,079,229
Exchange-Traded Funds	336,409	-	-	336,409
Total Assets	$336,409	$1,079,229	$-	$1,415,638
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$822,735	$-	$822,735

Total Liabilities	$-	$822,735	$-	$822,735

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,049,478	$-	$1,049,478
Exchange-Traded Funds	337,402	-	-	337,402
Total Assets	$337,402	$1,049,478	$-	$1,386,880
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$776,338	$-	$776,338

Total Liabilities	$-	$776,338	$-	$776,338

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$112,624	$-	$112,624
Exchange-Traded Funds	559,773	-	-	559,773
U.S. Treasury Note	-	194,786	-	194,786
Total Assets	$559,773	$307,410	$-	$867,183
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$111,810	$-	$111,810
Total Liabilities	$-	$111,810	$-	$111,810

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$303,367	$-	$303,367
Exchange-Traded Funds	992,909	-	-	992,909
U.S. Treasury Note	-	344,234	-	344,234
Total Assets	$992,909	$647,601	$-	$1,640,510
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$187,754	$-	$187,754
Total Liabilities	$-	$187,754	$-	$187,754

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$704,357	$-	$704,357
Exchange-Traded Funds	1,436,280	-	-	1,436,280
U.S. Treasury Note	-	499,229	-	499,229
Total Assets	$1,436,280	$1,203,586	$-	$2,639,866
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$236,865	$-	$236,865
Total Liabilities	$-	$236,865	$-	$236,865

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$97,927	$-	$97,927
Exchange-Traded Funds	560,962	-	-	560,962
U.S. Treasury Note	-	195,207	-	195,207
Total Assets	$560,962	$293,134	$-	$854,096
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$92,391	$-	$92,391
Total Liabilities	$-	$92,391	$-	$92,391

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Assets:
	Level 1	Level 2	Level 3	Total

Purchased Options	$-	$151,665	$-	$151,665
Exchange-Traded Funds	569,460	-	-	569,460
U.S. Treasury Note	-	197,431	-	197,431
Total Assets	$569,460	$349,096	$-	$918,556
Liabilities:

	Level 1	Level 2	Level 3	Total
Written Options	$-	$88,614	$-	$88,614

Total Liabilities	$-	$88,614	$-	$88,614

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$292,020	$-	$292,020
Exchange-Traded Funds	652,828	-	-	652,828
U.S. Treasury Note	-	227,275	-	227,275
Total Assets	$652,828	$519,295	$-	$1,172,123
Liabilities:

	Level 1	Level 2	Level 3	Total

Written Options	$-	$93,246	$-	$93,246
Total Liabilities	$-	$93,246	$-	$93,246